Label		Element	Value
Hatteras Market Neutral Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Hatteras Market Neutral Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation independent of equity market conditions.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Neutral Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 16 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 36 of the Fund’s SAI.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Market Neutral Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Market Neutral Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
To achieve its investment objective, the Fund, under normal market conditions, will primarily invest in U.S. and foreign equity securities.  The Fund may also invest in equity real estate investment trust (“REIT”) securities. The Fund has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Fund may include common and preferred stock, options and futures contracts, privately negotiated options and shares of investment companies.  The Fund may invest long or short in U.S. and foreign equity and REIT securities. The Fund may also invest long or short in U.S. or foreign fixed income securities, including high yield securities (commonly referred to as “junk bonds”). The Advisor expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a future price.

To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (the “CEA”).  The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. Please see “Regulatory Risks Regarding Forwards, Futures, Swaps and Options” below for additional information.

The Market Neutral Fund is classified as diversified.

The Advisor seeks to employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such strategies may mitigate losses in generally declining markets because the Fund will be invested in one or more non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major investment strategies to be employed by the Fund are included in the list below:

•
Market or Sector Timing/Trading Strategies. The Fund may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

•
Market Neutral Strategies. The Fund may employ strategies designed to exploit market inefficiencies, which involves being simultaneously invested in long and short matched portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to not be correlated with major financial market indices and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

•
Relative Value/Arbitrage Strategies. The Fund may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include:

▪	Pairs Trading — long and short positions in securities of different companies in the same industry.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Market Neutral Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although the Fund uses hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and the Fund may use long only or short only strategies from time to time. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Fund’s arbitrage investment strategy is that the relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

•
Derivative Securities Risks. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its bonds, particularly those with high yields (including bonds commonly referred to as “junk bonds”), before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Foreign Securities Risks. The Fund may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies, and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Fund to developing country financial markets may involve greater risk than a fund that invests only in developed country financial markets.

•
High Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Illiquid Securities Risk. Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Fund. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

•
Options and Futures Risks. The Fund may invest in options and futures contracts. The Fund also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over -the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

The Fund may purchase and sell call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security that the Fund owns. A covered put option is a put option with respect to which the Fund has segregated cash or liquid securities to fulfill the obligation by the option. The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not “covered” at a gain or cannot be exercised at a gain prior to expiration. The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

To the extent the Fund enters into futures contracts on exchanges located outside of the U.S., the Fund may be subject to greater risk potential than similar transactions in domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counterparty for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission (the “CFTC”).  The Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.

•
Hedging Risks: The Fund may engage in various hedging practices, including by using short sales and put and call options, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

•
Portfolio Turnover Risks. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Fund’s performance.

•
REIT Risks. Investments in REITs will subject the Fund to various risks. REITs may be affected by changes in the value of the underlying property owned by the trusts.  REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs also are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986 as amended, and to maintain exemption from the 1940 Act.  As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT’s operating expenses.  These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.  REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be characterized for tax purposes as a return of capital.

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Smaller Capitalization Risks. The Fund may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

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Regulatory Risks Regarding Forwards, Futures, Swaps and Options.  The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA. To ensure the Fund’s eligibility for the exclusion, the Fund may be limited in its ability to use futures and options on futures and to engage in certain swaps transactions. The Fund currently expects to operate in a manner that would permit the Trust to continue to claim the exclusion, which may adversely affect the Advisor’s and sub-advisors’ ability to manage the Fund under certain market conditions and may adversely affect the Fund’s total returns. In the event the Fund becomes unable to rely on the exclusion and the Advisor is required to register as a commodity pool operator, the Fund’s expenses may increase and the Fund may be adversely affected. In the event the Fund becomes unable to rely on the exclusion, the Fund’s sub-advisors may also be required to register as commodity trading advisers, which may cause an increase in the Fund’s expenses and the Fund to be adversely affected.

Other potentially adverse regulatory initiatives could also develop. Transactions in futures and options by the Fund are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of futures or options which the Fund may write or hold may be affected by futures or options written or held by other entities, including other investment companies advised by the advisor or a sub-advisor (or an adviser that is an affiliate of the Fund’s advisor or sub-advisor). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Risk Lose Money [Text]		rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Market Neutral Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hatterasfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.hatterasfunds.com
Hatteras Market Neutral Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Operating Services Fee		rr_Component1OtherExpensesOverAssets	0.99%
Interest Expenses and Dividends on Short Positions of Underlying Investments	[2]	rr_Component2OtherExpensesOverAssets	0.74%
Other Expenses		rr_OtherExpensesOverAssets	1.73%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.73%
Less: Fee Waivers and Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	3.73%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	833
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,561
Hatteras Market Neutral Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Operating Services Fee		rr_Component1OtherExpensesOverAssets	0.99%
Interest Expenses and Dividends on Short Positions of Underlying Investments	[2]	rr_Component2OtherExpensesOverAssets	0.74%
Other Expenses		rr_OtherExpensesOverAssets	1.73%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.48%
Less: Fee Waivers and Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	4.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 449
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,355
Hatteras Market Neutral Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Operating Services Fee		rr_Component1OtherExpensesOverAssets	0.74%
Interest Expenses and Dividends on Short Positions of Underlying Investments	[2]	rr_Component2OtherExpensesOverAssets	0.74%
Other Expenses		rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.23%
Less: Fee Waivers and Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	3.23%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 326
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 995
Hatteras Market Neutral Fund | Class H
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Operating Services Fee		rr_Component1OtherExpensesOverAssets	0.25%
Interest Expenses and Dividends on Short Positions of Underlying Investments	[2]	rr_Component2OtherExpensesOverAssets	0.74%
Other Expenses		rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.74%
Less: Fee Waivers and Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	2.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 850

[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
[2]	Interest Expenses and Dividends on Short Positions of Underlying Investments are estimated for the current fiscal year.
[3]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, litigation and other extraordinary expenses) do not exceed 2.99%, 3.74%, 2.49%, and 2.00% of average daily net assets for the Class A shares, Class C shares, Institutional Class and Class H shares, respectively (the "Expense Caps"). Hatteras Funds, LLC (the "Advisor") has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least April 30, 2017, and may be terminated only by the Trust's Board of Trustees. The Advisor is permitted to recoup waived fees and expense reimbursements made during the prior three fiscal years so long as such recoupments do not cause the Fund to exceed the Expense Caps or the expense limits in place at the time of such waiver or reimbursement.